UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  April 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA SHORT-TERM BOND FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2006

 [LOGO OF USAA]
    USAA(R)

                                 USAA SHORT-TERM
                                        BOND Fund

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON                         MARKET
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (39.2%)

             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
  $ 3,000    Mellon Funding Corp., Senior Notes                                        4.88%        6/15/2007     $  2,971
                                                                                                                  --------
             BROADCASTING & CABLE TV (1.4%)
    2,000    Continental Cablevision, Inc., Senior Notes                               8.30         5/15/2006        2,005
    2,000    Cox Enterprises, Inc., Notes(a)                                           8.00         2/15/2007        2,028
    2,230    Liberty Media Corp., Global Notes                                         3.50         9/25/2006        2,219
                                                                                                                  --------
                                                                                                                     6,252
                                                                                                                  --------
             BUILDING PRODUCTS (0.5%)
    2,000    York International Corp., Senior Notes                                    6.63         8/15/2006        2,005
                                                                                                                  --------
             CASINOS & GAMING (0.5%)
    2,000    Harrah's Operating Co., Inc., Guaranteed Senior Notes                     7.13         6/01/2007        2,032
                                                                                                                  --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
    3,000    John Deere Capital Corp., MTN, Series 2005D                               5.01(h)      6/10/2008        3,005
                                                                                                                  --------
             CONSUMER FINANCE (2.5%)
    2,000    Ford Motor Credit Co., Global Notes                                       6.50         1/25/2007        1,988
    1,000    General Motors Acceptance Corp., MTN                                      5.65(h)      5/18/2006        1,000
    2,000    General Motors Acceptance Corp., Notes                                    6.13         9/15/2006        1,984
    3,000    Household Finance Corp., Notes                                            5.75         1/30/2007        3,012
    3,000    SLM Corp., MTN, CPI Floating Rate Notes                                   5.36(h)      6/01/2009        2,946
                                                                                                                  --------
                                                                                                                    10,930
                                                                                                                  --------
             DIVERSIFIED BANKS (1.0%)
    1,000    Key Bank, N.A., MTN                                                       5.00         7/17/2007          994
    2,000    MBNA Corp., MTN                                                           5.63        11/30/2007        2,011
    1,273    U.S. Central Credit Union, Senior Notes                                   2.70         9/30/2009        1,210
                                                                                                                  --------
                                                                                                                     4,215
                                                                                                                  --------
             DRUG RETAIL (0.2%)
    1,000    CVS Corp., Notes                                                          3.88        11/01/2007          978
                                                                                                                  --------
             ELECTRIC UTILITIES (7.1%)
    2,000    Alabama Power Co., Senior Notes                                           3.50        11/15/2007        1,947
    2,000    Alabama Power Co., Senior Notes                                           4.99(h)      8/25/2009        2,008
    1,831    Cedar Brakes II, LLC, Senior Notes, Series C(a)                           9.88         9/01/2013        2,061
    2,000    Entergy Gulf States, Inc., First Mortgage Bonds                           6.00        12/01/2012        1,969
    1,000    Entergy Louisiana, Inc., First Mortgage Bonds                             5.83        11/01/2010          987
    2,000    Jersey Central Power & Light Co., First Mortgage MTN                      6.45         5/15/2006        2,001
    2,000    Midamerican Energy Holdings Co., Senior Notes                             4.63        10/01/2007        1,979
    3,000    Monongahela Power Co., First Mortgage Bonds                               5.00        10/01/2006        2,992
    2,000    New York State Electric & Gas Corp., Notes                                4.38        11/15/2007        1,966
    2,330    Oglethorpe Power Corp., Secured Series Facility Bonds                     6.97         6/30/2011        2,374
    3,000    Power Contract Financing, Senior Notes(a)                                 6.26         2/01/2010        3,015
    2,000    Public Service Electric & Gas Co., First Mortgage Bonds, Series A         5.07(h)      6/23/2006        2,000
    1,800    Public Service Electric & Gas Co., First Mortgage Bonds (INS)             6.38         5/01/2008        1,834
    2,000    Texas-New Mexico Power Co., Notes                                         6.13         6/01/2008        2,015
    2,000    TIERS Corp., Bond Backed Certificates(a)                                  6.50        10/01/2007        2,027
                                                                                                                  --------
                                                                                                                    31,175
                                                                                                                  --------
             ELECTRIC/GAS UTILITY (0.2%)
      815    Texas Municipal Gas Corp., Notes (INS)(a)                                 2.60         7/01/2007          799
                                                                                                                  --------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON                         MARKET
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             FOOD RETAIL (0.3%)
  $ 1,000    Kroger Co., Notes                                                         8.05%        2/01/2010     $  1,076
                                                                                                                  --------
             GAS UTILITIES (1.1%)
    2,000    Energy Transfer Partners, LP, Senior Notes                                5.65         8/01/2012        1,957
    3,000    Texas Eastern Transmission, LP, Senior Notes                              5.25         7/15/2007        2,990
                                                                                                                  --------
                                                                                                                     4,947
                                                                                                                  --------
             HOME IMPROVEMENT RETAIL (0.5%)
    2,000    Home Depot, Inc., Senior Notes                                            5.20         3/01/2011        1,982
                                                                                                                  --------
             HOUSEHOLD APPLIANCES (0.2%)
    1,000    Stanley Works, Notes                                                      3.50        11/01/2007          974
                                                                                                                  --------
             INDUSTRIAL CONGLOMERATES (1.8%)
    5,000    General Electric Capital Corp., MTN                                       4.13         9/01/2009        4,823
    3,000    Tyco International Group, COP, Notes(a)                                   4.44         6/15/2007        2,952
                                                                                                                  --------
                                                                                                                     7,775
                                                                                                                  --------
             LIFE & HEALTH INSURANCE (1.8%)
    3,000    John Hancock Global Funding II, Notes(m)                                  5.50        12/31/2007        2,996
    3,000    Metropolitan Life Global Funding I, Notes(a)                              4.75         6/20/2007        2,975
    2,000    Phoenix Companies, Inc., Senior Notes                                     6.68         2/16/2008        2,013
                                                                                                                  --------
                                                                                                                     7,984
                                                                                                                  --------
             MANAGED HEALTH CARE (0.4%)
    2,000    UnitedHealth Group, Inc., Notes                                           3.38         8/15/2007        1,949
                                                                                                                  --------
             MOVIES & ENTERTAINMENT (0.5%)
    2,000    Time Warner Companies, Inc., Notes                                        8.11         8/15/2006        2,015
                                                                                                                  --------
             MULTI-LINE INSURANCE (2.1%)
    2,000    American General Finance Corp., MTN                                       4.86(h)      8/16/2007        2,003
    3,000    Hartford Financial Services Group, Inc., Notes                            2.38         6/01/2006        2,993
    2,000    ING Capital Funding Trust III, Guaranteed Bonds                           8.44        12/29/2049(o)     2,213
    2,000    Reliastar Financial Corp., Notes                                          8.00        10/30/2006        2,025
                                                                                                                  --------
                                                                                                                     9,234
                                                                                                                  --------
             MULTI-UTILITIES (1.3%)
    1,000    Dominion Resources, Inc., Senior Notes                                    4.13         2/15/2008          977
    1,000    Duke Capital Corp., LLC, Senior Notes                                     4.30         5/18/2006          999
    2,500    Northwestern Corp., Notes(a)                                              7.30        12/01/2006        2,532
    1,000    Teco Energy, Inc., Notes                                                  6.13         5/01/2007        1,008
                                                                                                                  --------
                                                                                                                     5,516
                                                                                                                  --------
             OIL & GAS EQUIPMENT & SERVICES (0.9%)
    3,000    Cooper Cameron Corp., Senior Notes                                        2.65         4/15/2007        2,907
    1,000    Seacor Holdings, Inc., Senior Notes                                       7.20         9/15/2009        1,025
                                                                                                                  --------
                                                                                                                     3,932
                                                                                                                  --------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    2,000    Ocean Energy, Inc., Senior Notes                                          4.38        10/01/2007        1,973
    2,000    Pioneer Natural Resources Co., Senior Notes                               6.50         1/15/2008        2,045
                                                                                                                  --------
                                                                                                                     4,018
                                                                                                                  --------
             OIL & GAS REFINING & MARKETING (0.5%)
    2,140    Premcor Refining Group, Inc., Senior Notes                                9.25         2/01/2010        2,295
                                                                                                                  --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON                         MARKET
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
  $ 3,000    Citigroup, Inc., Global Notes                                             4.25%        7/29/2009     $  2,904
    2,000    Textron Financial Corp., Notes                                            2.75         6/01/2006        1,996
                                                                                                                  --------
                                                                                                                     4,900
                                                                                                                  --------
             PACKAGED FOODS & MEAT (0.4%)
    1,000    Kraft Foods, Inc., Notes                                                  4.00        10/01/2008          968
    1,000    Kraft Foods, Inc., Notes                                                  4.13        11/12/2009          955
                                                                                                                  --------
                                                                                                                     1,923
                                                                                                                  --------
             PROPERTY & CASUALTY INSURANCE (3.3%)
    2,000    ACE INA Holdings, Inc. Subordinated Bonds, Senior Notes                   8.30         8/15/2006        2,017
    5,000    Berkshire Hathaway Finance Corp., Senior Notes                            4.20        12/15/2010        4,745
    1,000    Chubb Corp., Senior Notes                                                 3.95         4/01/2008          974
    3,000    CNA Financial Corp., Notes(m)                                             6.75        11/15/2006        3,020
      500    Liberty Mutual Insurance Co., Notes(a)                                    8.20         5/04/2007          508
    1,340    Markel Corp., Notes                                                       7.20         8/15/2007        1,364
    2,000    St. Paul Travelers Companies, Inc., Senior Notes                          5.01         8/16/2007        1,989
                                                                                                                  --------
                                                                                                                    14,617
                                                                                                                  --------
             REAL ESTATE INVESTMENT TRUSTS (0.7%)
    1,000    Mack-Cali Realty, LP, Notes                                               5.25         1/15/2012          968
    1,000    Nationwide Health Properties, Inc., MTN                                   6.90        10/01/2037(c)     1,015
    1,000    ProLogis, Senior Notes                                                    5.50         4/01/2012          986
                                                                                                                  --------
                                                                                                                     2,969
                                                                                                                  --------
             REGIONAL BANKS (1.1%)
    1,000    Greenpoint Financial Corp., Senior Notes                                  3.20         6/06/2008          959
    1,000    Marshall & Ilsley Bank, Senior Notes                                      4.13         9/04/2007          984
    3,000    Popular North America, Inc. MTN, Series F                                 5.20        12/12/2007        2,982
                                                                                                                  --------
                                                                                                                     4,925
                                                                                                                  --------
             SPECIALIZED FINANCE (0.9%)
    2,000    CIT Group, Inc., Senior Notes                                             5.01(h)     11/23/2007        2,006
    2,000    CIT Group, Inc., Global Notes                                             7.38         4/02/2007        2,037
                                                                                                                  --------
                                                                                                                     4,043
                                                                                                                  --------
             THRIFTS & MORTGAGE FINANCE (3.6%)
    3,000    Countrywide Financial Corp., MTN                                          5.19(h)      4/11/2007        3,003
    1,500    Golden West Financial Corp., Senior Notes                                 4.13         8/15/2007        1,477
    2,255    Independence Community Bank Corp., Subordinated Notes                     3.75         4/01/2014        2,137
    2,000    Roslyn Bancorp, Inc., Senior Notes                                        7.50        12/01/2008        2,087
    3,000    Sovereign Bancorp, Inc., Senior Notes                                     5.13(h)      8/25/2006        3,002
    2,000    Sovereign Bank Federal Savings Bank, CD                                   4.00         2/01/2008        1,957
    2,000    World Savings Bank Federal Savings Bank, Notes                            4.13        12/15/2009        1,917
                                                                                                                  --------
                                                                                                                    15,580
                                                                                                                  --------
             WIRELESS TELECOMMUNICATION SERVICES (1.0%)
    2,000    Alltel Corp., Notes                                                       4.66         5/17/2007        1,987
    2,000    US Unwired, Inc., Secured Notes                                          10.00         6/15/2012        2,250
                                                                                                                  --------
                                                                                                                     4,237
                                                                                                                  --------
             Total corporate obligations (cost: $172,971)                                                          171,253
                                                                                                                  --------
             EURODOLLAR AND YANKEE OBLIGATIONS (3.8%)(d)

             AEROSPACE & DEFENSE (0.7%)
    3,000    BAE Systems Holdings, Inc., Notes (United Kingdom)(a)                     5.15(h)      8/15/2008        3,006
                                                                                                                  --------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON                         MARKET
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             AUTOMOBILE MANUFACTURERS (0.5%)
  $ 2,000    DaimlerChrysler, N.A. Holding Corp., MTN (Germany)                        5.36%(h)     9/10/2007     $  2,006
                                                                                                                  --------
             DIVERSIFIED BANKS (0.2%)
    1,000    Bayerische Landesbank, MTN (Germany)                                      2.60        10/16/2006          988
                                                                                                                  --------
             DIVERSIFIED CAPITAL MARKETS (0.2%)
    1,000    Fondo Latinoamericano, Notes (Colombia)(a)                                3.00         8/01/2006          995
                                                                                                                  --------
             ELECTRIC UTILITIES (0.2%)
    1,000    Eastern Energy Ltd., Senior Notes (Australia)(a)                          6.75        12/01/2006        1,008
                                                                                                                  --------
             FOREST PRODUCTS (0.5%)
    2,000    Nexfor, Inc., Debentures (Canada)(m)                                      8.13         3/20/2008        2,080
                                                                                                                  --------
             INTEGRATED OIL & GAS (1.3%)
    1,250    PEMEX Finance Ltd., Notes (Mexico)                                        8.02         5/15/2007        1,268
    4,202    PEMEX Finance Ltd., Notes (Mexico)                                        9.03         2/15/2011        4,537
                                                                                                                  --------
                                                                                                                     5,805
                                                                                                                  --------
             OIL & GAS DRILLING (0.2%)
      899    Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)                  5.78(h)      8/01/2013          899
                                                                                                                  --------
             Total Eurodollar and Yankee obligations (cost: $16,783)                                                16,787
                                                                                                                  --------
             ASSET-BACKED SECURITIES (18.5%)(e)

             AIRLINES (2.7%)
      939    America West Airlines, Inc., Pass-Through Certificates,
                Series 1996-1, Class A, EETC                                           6.85         7/02/2009          940
    1,691    American Airlines, Pass-Through Certificates, Series 2002-1,
                Class G, EETC (INS)                                                    5.56(h)      9/23/2007        1,698
    3,950    Continental Airlines, Inc., Secured Notes, EETC (INS)                     5.74(h)     12/06/2007        3,961
             Southwest Airlines Co., Pass-Through Certificates,
      215       Series 2001-1, Class A-1, EETC                                         5.10         5/01/2006          215
    5,000       Series 2001-1, Class A-2, EETC(m)                                      5.50        11/01/2006        5,010
                                                                                                                  --------
                                                                                                                    11,824
                                                                                                                  --------
             ASSET-BACKED FINANCING (15.8%)
      937    Aerco Ltd., Series 2A, Class A4(a)                                        5.42(h)      7/15/2025          909
    1,000    AESOP Funding II, LLC, Series 2004-2A, Class A1(a)                        2.76         4/20/2008          981
      716    Airport Airplanes, Pass-Through Certificates, Series 1R, Class A8, EETC   5.28(h)      3/15/2019          686
             AmeriCredit Automobile Receivables Trust, Notes,
      677       Series 2004 AF, Class A3                                               2.18         7/07/2008          673
    1,925       Series 2002, Class A4                                                  3.55         2/12/2009        1,908
    6,000    ARG Funding Corp., Series 2005-1A, Class A3(a)                            4.29         4/20/2011        5,744
             Aviation Capital Group Trust, Notes,
      708       Series 2000-1A, Class A2(a)                                            5.38(h)     11/15/2025          704
    4,185       Series 2003-2A, Class G1 (INS)(a)                                      5.62(h)      9/20/2033        4,238
    4,175    Capital One Multi-Asset Execution Trust, Notes, Series 2003-C2, Class C2  4.32         4/15/2009        4,173
    2,908    Capital One Prime Auto Receivables Trust, Series 2005-1, Class A2         4.24        11/15/2007        2,904
    3,925    Chase Manhattan Auto Owner Trust, Notes, Series 2005-A, Class A2          3.72        12/15/2007        3,909
      265    CIT Equipment Collateral Trust, Notes, Series 2003-EF1, Class B           2.29         7/20/2008          263
    2,000    Citibank Credit Card Issuance Trust, Series 2005-C5, Class C5             4.95        10/25/2010        1,974

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON                         MARKET
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             Diversified REIT, Notes,
  $ 1,880       Series 1999-1A, Class A2(a,m)                                          6.78%        3/18/2011     $  1,931
    3,000       Series 1999-1A, Class B(a,m)                                           6.78         3/18/2011        3,085
    1,000       Series 2000-1, Class B(a,m)                                            6.97         3/08/2010        1,032
    2,412    Ford Credit Auto Owner Trust, 2005-C Notes Class A2                       4.24         3/15/2008        2,404
    4,000    Global Signal Trust III, Commercial Mortgage Pass-Through Certificates,
                Series 2006-1, Class A1FX(a)                                           5.36         2/15/2036        3,955
    3,000    Honda Auto Receivbles Owner Trust Certificates, Series 2005-6, Class A3   4.85        10/19/2009        2,984
    2,000    HSBC Automotive Trust, Series 2005-3, Class A2                            4.70         1/17/2009        1,997
             Long Beach Acceptance Auto Receivables Trust, Notes,
    2,339       Series 2005-A, Class A2                                                3.82        12/15/2008        2,334
    2,788       Series 2005-B, Class A2                                                4.33         6/15/2009        2,779
      456    Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A1          3.40         9/15/2008          454
    3,000    Nissan Auto Receivables Owner Trust, Series 2005-C, Class A2              4.14         1/15/2008        2,990
    3,000    Permanent Financing plc, Notes, Series 8, Class 1B                        4.98(h)      6/10/2042        2,999
    3,000    Rental Car Finance Corp., Series 2004-1A, Class A (INS)(a)                5.16(h)      6/25/2009        3,006
    2,000    Susquehanna Auto Lease Trust, Notes, Series 2003-1, Class C(a)            4.81         9/14/2007        1,994
    2,873    Wachovia Auto Owner Trust, Notes, Series 2005-A, Class A2                 3.79         2/20/2008        2,866
    3,064    Wells Fargo Financial Auto Owner Trust, Notes, Series 2005-A, Class A2    3.86         8/15/2008        3,055
                                                                                                                  --------
                                                                                                                    68,931
                                                                                                                  --------
             Total asset-backed securities (cost: $81,175)                                                          80,755
                                                                                                                  --------
             U.S. GOVERNMENT AGENCY ISSUES (7.6%)(j)

             DEBENTURES (1.4%)
    4,000    Fannie Mae, CPI Floating-Rate Notes(n,+)                                  5.13(h)      2/17/2009        3,925
    2,000    Freddie Mac, Notes(+)                                                     3.63         9/15/2006        1,989
                                                                                                                  --------
                                                                                                                     5,914
                                                                                                                  --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)(f)
   43,751    Government National Mortgage Assn., Series 2003-59, Class XB              2.28         7/16/2010        1,429
                                                                                                                  --------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (5.9%)(e)
   10,521    Fannie Mae(+)                                                             5.50        12/01/2020       10,448
             Freddie Mac(+),
    5,137       Pool B18333                                                            5.00         5/01/2020        4,998
    2,953       Pool B19905                                                            5.00         9/01/2020        2,872
    5,000       Pool J01619(l)                                                         5.50         4/01/2021        4,956
    2,513       Pool J02581                                                            5.50        11/01/2018        2,494
                                                                                                                  --------
                                                                                                                    25,768
                                                                                                                  --------
             Total U.S. government agency issues (cost: $33,461)                                                    33,111
                                                                                                                  --------
             OTHER MORTGAGE SECURITIES (20.1%)(e)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (19.2%)
             Asset Securitization  Corp.,
    1,705       Series 1997-D4, Class A1D                                              7.49         4/14/2029        1,733
    3,000       Series 1997-MD7, Class A2                                              7.56(h)      1/13/2030        3,047
    1,873    Chase Commercial Mortgage Securities Corp., Pass-Through Certificates,
                Series 2000-3, Class A1                                                7.09        10/15/2032        1,908
             Commercial Mortgage Trust, Pass-Through Certificates,
    2,998       Series 2004-RS1, Class A(a)                                            4.02         3/03/2041        2,841
    1,000       Series 2005- LP5, Class GMB1(a)                                        5.15         5/10/2043          978

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON                         MARKET
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             CS First Boston Mortgage Securities Corp.,
  $ 2,000       Series 2002-CP5, Class F(a)                                            5.78%       12/15/2035     $  2,003
      257       Series 2001-CK1, Class A1                                              5.90        12/16/2035          257
             G-Force, LLC, Pass-Through Certificates,
    1,000       Series 2005-RRA, Class A-1(a)                                          4.39         8/22/2036          970
    2,999       Series 2005-RR2, Class A-1(a)                                          4.95        12/25/2039        2,973
    1,103    GE Commercial Mortgage Corp., Series 2003-C2, Class A1                    2.78         7/10/2037        1,071
             GGP Mall Properties Trust,
    2,504       Series 2001, Class B-1(a)                                              5.70(h)     11/15/2011        2,507
    1,752       Series 2001, Class D-2(a)                                              5.89        11/15/2011        1,755
    4,609    GS Mortgage Securities Corp. II, Commercial Certificates,
                Series 2001-LIBA, Class A-1(a)                                         6.21         2/14/2016        4,707
    2,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.,
                Series 2006-LDP6, Class A-SB                                           5.49(h)      4/15/2043        1,977
    3,988    JP Morgan Chase Commercial Mortgage Security Corp.,
                Series 2001-CIB2, Class A2                                             6.24         4/15/2035        4,045
      234    LB Commercial Conduit Mortgage Trust, Series 1999-C1, Class A1            6.41         6/15/2031          234
             LB-UBS Commercial Mortgage Trust,
    3,596       Series 2001-C2, Class A1                                               6.27         6/15/2020        3,644
    2,000       Series 2001-WM, Class D(a)                                             6.83         7/14/2016        2,112
    2,774    Mach One Trust, Series 2004-1A, Class A1(a)                               3.89         5/28/2040        2,665
    2,877    Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A2          7.56        11/15/2031        3,019
             Morgan Stanley Dean Witter Capital I, Inc.,
    5,000       Series 2005-RR6, Class A1(a)                                           4.97         5/24/2043        4,866
      690       Series 1998-XL1, Class A2                                              6.45         6/03/2030          691
    1,498       Series 1997-XL1, Class A3                                              6.95        10/03/2030        1,520
    2,000       Series 1997-XL1, Class D                                               7.00        10/03/2030        2,046
    2,983       Series 2000-PRIN, Class A3                                             7.36         2/23/2034        3,050
    3,136    Nationslink Funding Corp., Pass-Through Certificates,
                Series 1999-1, Class A2                                                6.32         1/20/2031        3,195
    1,221    Nomura Asset Securities Corp., Series 1998-D6, Class A1A                  6.28         3/15/2030        1,225
             Salomon Brothers Mortgage Securities VII, Inc.,
    5,000       Series 2002-KEY2, Class A2                                             4.47         3/18/2036        4,849
    3,959       Series 2000-C3, Class A1(a)                                            6.34        12/18/2033        3,982
    2,866       Series 2000-C2, Class A2                                               7.46         7/18/2033        3,028
             Structured Asset Securities Corp.,
      999       Series 1997-LLI, Class A2                                              6.84        10/12/2034        1,003
    4,340       Series 1997-LLI, Class B                                               6.95        10/12/2034        4,403
             Trizechahn Office Properties Trust,
    1,186       Series 2001-TZHA, Class A2(a)                                          6.09         5/15/2016        1,204
    1,422       Series 2001-TZHA, Class D3(a)                                          6.94         3/15/2013        1,450
             Wachovia Bank Commercial Mortgage Trust, Notes,
    1,078       Series 2004-WL4A, Class A1(a)                                          5.03(h)     10/15/2015        1,079
    2,000       Series 2005- C21, Class APB                                            5.33        10/15/2044        1,953
                                                                                                                  --------
                                                                                                                    83,990
                                                                                                                  --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.9%)(f)
    9,250    Bear Stearns Commercial Mortgage Securities, Inc.,
                Series 2004-ESA, Class X1 (acquired 6/17/2004; cost $538)(a,i)         2.06         5/14/2016          505
             CS First Boston Mortgage Securities Corp.,
   60,403       Series 2004-C1, Class ASP (acquired 2/26/2004 and 8/30/2004;
                   cost $2,703)(a,i)                                                   1.05         1/15/2037        1,929
   11,770       Series 2003-C3, Class ASP (acquired 6/17/2003 and 8/04/2005;
                   cost $1,038)(a,i)                                                   2.00         5/15/2038          590
    7,710    Greenwich Capital Commercial Funding Corp., Series 2002-C1,
                Class XP (acquired 7/17/2003; cost $813)(a,i)                          2.16         1/11/2035          544

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON                         MARKET
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
  $14,312    LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class XCP
                (acquired 5/20/2003; cost $943)(a,i)                                   1.48%       2/15/2037      $    450
                                                                                                                  --------
                                                                                                                     4,018
                                                                                                                  --------
             Total other mortgage securities (cost: $88,343)                                                        88,008
                                                                                                                  --------
             MUNICIPAL BONDS (8.4%)

             AIRPORT/PORT (1.8%)
    3,000    Chicago, IL, O'Hare International Airport RB, Series 2004E (INS)          3.88        1/01/2008         2,924
    5,125    New York and New Jersey Port Auth., Consolidated Notes,
                Series 2004XX(m)                                                       3.30        9/15/2007         4,995
                                                                                                                  --------
                                                                                                                     7,919
                                                                                                                  --------
             APPROPRIATED DEBT (0.7%)
    3,000    Hudson County, NJ, Improvement Auth. RB (MLO),
                Series 2005 (LOC - North Fork Bank)                                    4.25        6/15/2019(b)      2,959
                                                                                                                  --------
             ELECTRIC/GAS UTILITY (1.7%)
    4,000    Energy Acquisition Corp. II, OH, RB, Series 2005 (INS)                    4.11        8/15/2006         3,989
    1,750    Energy Northwest Columbia Generating Station Electric, WA, RB,
                Series 2006-B                                                          5.23        7/01/2011         1,733
    1,510    Pedernales Electric Cooperative, Inc., TX, First Mortgage Bond,
                Series 2002A (INS)(a)                                                  4.09       11/15/2012         1,434
                                                                                                                  --------
                                                                                                                     7,156
                                                                                                                  --------
             HOSPITAL (0.2%)
    1,000    Medical Univ., SC, Hospital Facilities Auth. RB, Series 2004B (INS)       3.92        2/15/2009           963
                                                                                                                  --------
             NURSING/CCRC (2.1%)
    4,900    Martin Luther King Foundation, Inc., FL, SAVRS, Notes,
                Series 1998 (INS)(k)                                                   5.70       12/01/2028         4,900
    4,250    Yellowwood Acres, Inc., IN, SAVRS, Series 1998 (INS)(k)                   5.70       12/01/2028         4,250
                                                                                                                  --------
                                                                                                                     9,150
                                                                                                                  --------
             SALES TAX (0.6%)
    2,500    Sales Tax Asset Receivables Co., NY, RB, Series 2004B                     3.29       10/15/2007         2,433
                                                                                                                  --------
             SPECIAL ASSESSMENT/TAX/FEE (1.1%)
    1,000    New York State Environmental Facilities Corp. RB, Series 2004B (INS)      4.02       12/15/2009           958
             New York State Housing Finance Agency Personal Income Tax RB,
    3,000       Series 2006B                                                           5.17        9/15/2009         2,982
    1,000       Series 2006B                                                           5.19        9/15/2011           990
                                                                                                                  --------
                                                                                                                     4,930
                                                                                                                  --------
             TOLL ROADS (0.2%)
    1,000    New Jersey Turnpike Auth. RB, Series 2003B (INS)                          2.84        1/01/2008           961
                                                                                                                  --------
             Total municipal bonds (cost: $37,020)                                                                  36,471
                                                                                                                  --------
             MONEY MARKET INSTRUMENTS (3.0%)

             COMMERCIAL PAPER (1.6%)
             -----------------------
             DIVERSIFIED CHEMICALS
    7,160    Englehard Corp.                                                           4.88        5/01/2006         7,160
                                                                                                                  --------
             VARIABLE-RATE DEMAND NOTES (1.4%)(g)
             ------------------------------------
             BUILDINGS (0.1%)
      540    Precision Aggregate I, LLC, Notes, Series 2000 (LOC - Sky Bank)           6.25        8/03/2015           540
                                                                                                                  --------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON                         MARKET
   AMOUNT    SECURITY                                                                  RATE          MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES (0.5%)
  $ 2,150    Sempra Energy ESOP, Series 1999A (NBGA)(a)                                5.50%       11/01/2014     $  2,150
                                                                                                                  --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
      840    Gulf Shores, AL, Solid Waste RB, Series 2000C
                (LOC - Colonial Bancgroup, Inc.)                                       5.60        11/01/2010          840
                                                                                                                  --------
             HEALTH CARE FACILITIES (0.2%)
      975    Louisiana Public Facilities Auth., RB, Series 2002D
                (LOC - Hibernia National Bank)                                         5.68         7/01/2028          975
                                                                                                                  --------
             INDUSTRIAL MACHINERY (0.2%)
      675    Florence, AL, IDB, RB, Series 1999B
                (LOC - La Salle National Bank, N.A.)                                   5.34        11/01/2008          675
                                                                                                                  --------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
      720    Wryneck Ltd., Notes, Series 2000 (LOC - Sky Bank)                         6.00         1/01/2020          720
                                                                                                                  --------
                                                                                                                     5,900
                                                                                                                  --------
             Total money market instruments (cost: $13,060)                                                         13,060
                                                                                                                  --------

             TOTAL INVESTMENTS (COST: $442,813)                                                                   $439,445
                                                                                                                  ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM BOND FUND
APRIL 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2.  Investments  in  open-end  investment   companies,   other  than
                exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

            3. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

            4.  Futures contracts are valued at the last quoted sales price.

            5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of April 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2006, were $1,146,000 and $4,514,000, respectively, resulting in net unrealized depreciation of $3,368,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $436,975,000 at April 30, 2006, and, in total, may not equal 100%.

10

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2006 (unaudited)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (c) Callable/putable bond - provides the option for the underwriter to call the bonds at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in weighted average maturity calculation as a result of the security's put feature.

         (d) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (e) The weighted average life of mortgage- and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal prepayments.

         (f) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (g) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (h) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2006.

         (i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at April 30, 2006, was $4,018,000, which represented 0.9% of the Fund's net assets.

         (j) U.S. government agency issues - mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs)

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2006 (unaudited)

             indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (k) Periodic auction reset bond - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2006. The bond has a put feature which provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the bond.

         (l) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At April 30, 2006, the aggregate market value of securities purchased on a when-issued basis was $4,956,000.

         (m) At April 30, 2006, portions of these securities were segregated to cover delayed-delivery or when-issued purchases and the value of open futures contracts. Following is a table of open futures contracts as of April 30, 2006:

                                                                                                  UNREALIZED
 TYPE OF FUTURE                 EXPIRATION           CONTRACTS      POSITION       VALUE         DEPRECIATION
-------------------------------------------------------------------------------------------------------------
5-Year U.S.
   Treasury Note            September 29, 2006          50            Long      $5,204,000         $(3,000)

         (n) Portion of  security  with a value of  $181,000  is  segregated  as
             collateral   for  initial  margin   requirements   on  open  future
             contracts.

         (o) Security is subject to an earlier call, which shortens its effective maturity date.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

      CD            Certificate of Deposit
      COP           Certificate of Participation
      CPI           Consumer Price Index
      EETC          Enhanced Equipment Trust Certificate
      ESOP          Employee Stock Ownership Plan
      IDB           Industrial Development Board
      MLO           Municipal Lease Obligation
      MTN           Medium-Term Note
      RB            Revenue Bond
      REIT          Real Estate Investment Trust
      SAVRS         Select Auction Variable-Rate Securities

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2006 (unaudited)

     CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

         (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd., or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48482-0606                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 19, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 20, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.